Note 8 - Commitments and Contingencies (Details Textual) $ in Thousands	Jun. 30, 2017 USD ($)
Contractual Obligation	$ 60,140
Contractual Obligation, Due in Next Fiscal Year	11,975
Contractual Obligation, Due in Second Year	48,165
Commitment Pursuant to Newbuilding Agreement for Hull No S443 [Member]
Contractual Obligation	13,708
Commitment Pursuant to Newbuilding Agreement for Hull No S444 [Member]
Contractual Obligation	14,455
Commitment Pursuant to Newbuilding Agreement for Hull No 2648 [Member]
Contractual Obligation	$ 31,977
City of Athens [Member]
Equity Method Investment, Ownership Percentage	50.00%
Astarte [Member]
Equity Method Investment, Ownership Percentage	100.00%
Eco Nine [Member]
Equity Method Investment, Ownership Percentage	50.00%